Shareholders' Equity (Share Options) (Details) (USD $)	6 Months Ended				120 Months Ended		120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 2003 Option Plan	Jun. 30, 2013 RiT Inc. Plan [Member]	Jun. 30, 2013 Non-employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	521,000				1,474,028		98,988
Share options outstanding					1,026,151	27,242
Share options available for grant					860,801	8,405
Stock options granted, exercise price			$ 3.54	$ 4.41
Compensation expense	$ 686,129	$ 92,201